Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
We write personal and commercial auto insurance, personal residential and commercial property insurance, workers’ compensation insurance, general liability insurance, and other specialty property-casualty insurance and provide related services.
We report our operating segments based on product. Our segments include Personal Lines, Commercial Lines, and Property.
Our Personal Lines segment writes insurance for personal autos and recreational vehicles (our special lines products). The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 40,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (including other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, through the Progressive mobile app, or by phone. We operate our Personal Lines segment throughout the United States.
Our Commercial Lines segment writes auto-related liability and physical damage insurance, business-related general liability and property insurance predominately for small businesses, and workers’ compensation insurance primarily for the transportation industry. This segment operates throughout the United States and is distributed through both the independent agency, including brokerages, and direct channels.
Our Property segment writes residential property insurance for homeowners, other property owners, and renters through both the independent agency and direct channel, and writes flood insurance through the “Write Your Own” program for the National Flood Insurance Program, through the agency channel. Our Property segment operates throughout the majority of the United States.
Our service businesses provide insurance-related services, including serving as an agent for homeowners, general liability, and workers’ compensation insurance, among other products, through programs in our direct Personal Lines and Commercial Lines businesses. In 2022, our service contract to act as a servicing agent for CAIP expired and we did not renew the contract.
We evaluate segment profitability based on pretax underwriting profit (loss). Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues, less: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; (iii) other underwriting expenses; and (iv) policyholder credit expense. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.
Assets and income taxes are not allocated to operating segments, as such allocation would be impractical. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We also do not separately identify depreciation expense by segment. Companywide depreciation expense was $305.6 million in 2022, $279.7 million in 2021, and $274.9 million in 2020. The accounting policies of the operating segments are the same as those described in Note 1 – Reporting and Accounting Policies.
Following are the operating results for the years ended December 31:

	2022		2021		2020
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$17,744.7	$734.1	$16,881.0	$992.1	$15,789.5	$2,236.5
Direct	20,135.5	769.4	18,492.3	619.2	16,830.6	2,076.5
Total Personal Lines[1]	37,880.2	1,503.5	35,373.3	1,611.3	32,620.1	4,313.0
Commercial Lines	9,088.3	810.3	6,945.2	767.8	4,875.8	634.8
Property[2]	2,270.0	(238.4)	2,042.5	(312.3)	1,765.7	(125.1)
Other indemnity[3]	2.7	(11.4)	7.7	(1.4)	0	0
Total underwriting operations	49,241.2	2,064.0	44,368.7	2,065.4	39,261.6	4,822.7
Fees and other revenues[4]	722.1	NA	691.8	NA	603.5	NA
Service businesses	299.3	2.6	271.4	18.6	226.4	20.9
Investments[5]	(651.9)	(676.2)	2,370.1	2,344.6	2,566.6	2,546.6
Interest expense	NA	(243.5)	NA	(218.6)	NA	(217.0)
Property - Goodwill impairment[2]	NA	(224.8)	NA	0	NA	0
Consolidated total	$49,610.7	$922.1	$47,702.0	$4,210.0	$42,658.1	$7,173.2
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2022, 2021, and 2020; insurance for our special lines products (e.g., motorcycles, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] The total pretax loss, including goodwill impairment, for the Property segment was $463.2 million for 2022. During 2022, 2021, and 2020, pretax profit (loss) also included $29.1 million, $56.6 million, and $56.9 million, respectively, of amortization expense predominately associated with intangible assets attributable to our Property segment. See Note 15 – Goodwill and Intangible Assets for further discussion.
[3] Includes other underwriting business and run-off operations.
[4] Pretax profit (loss) for fees and other revenues is allocated to operating segments based on revenue.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit (loss) is net of investment expenses.
Our management uses underwriting margin and combined ratio as primary measures of underwriting profitability, as defined above. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2022		2021		2020
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.1%	95.9	5.9%	94.1	14.2%	85.8
Direct	3.8	96.2	3.4	96.6	12.3	87.7
Total Personal Lines	4.0	96.0	4.6	95.4	13.2	86.8
Commercial Lines	8.9	91.1	11.1	88.9	13.0	87.0
Property[1]	(10.5)	110.5	(15.3)	115.3	(7.1)	107.1
Total underwriting operations	4.2	95.8	4.7	95.3	12.3	87.7
[1] Included in 2022, 2021, and 2020, are 1.3 points, 2.8 points, and 3.2 points, respectively, of amortization expense associated with intangible assets.